                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                         New York, New York 10281-1008

January 2, 2008

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer SMA International Bond Fund
                File Nos. 333-135539; 811-21917

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 1 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on December 21, 2007.

                                                     Sincerely,

                                                     /s/ Garrett Broadrup
                                                     Garrett Broadrup
                                                     Assistant Vice President
                                                     and Assistant Counsel

cc:    Mayer Brown, LLP
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann